INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES (AS RESTATED)
The provision (benefit) for income taxes consist of the following (in thousands):

	Years Ended December 31,
	2020	2019
Current:
Federal	$3,101	137
State	216	—
Foreign	248	—
Total Current	3,565	137
Deferred
Federal	69	—
State	(549)	—
Foreign	—	—
Total Deferred	(480)	—
Provision for income taxes	$3,085	$137

The provision for income taxes shown above varies from the statutory federal income tax rate for those periods as follows (in thousands):

	Years Ended December 31,
	2020 As Restated	2019

Tax provision (benefit) from federal statutory rate	$(2,190)	$(2,330)
Tax on income not subject to entity level federal income tax	1,897	2,467
State income taxes, net of federal tax effect	(280)	—
Warrant liability fair value change	1,856	—
Other permanent adjustments	434	—
True-ups and other	(465)	—
Foreign tax credit	(63)	—
Undistributed earnings	823	—
Canadian tax expense	261	—
Valuation Allowance	812	—
Tax provision	$3,085	$137
During the year ended December 31, 2019, the Company was a "partnership" for U.S. federal and state and local income tax purposes and generally not subject to entity level income tax. Instead, each of the ultimate partners of the partnership were taxed on their proportionate share of the Company's taxable income.
In the fourth quarter of 2019, the partnership acquired UE, a “corporation” for U.S. federal and state and local income purposes. As such, earnings related to UE were subject to pay federal and state corporate income taxes. The Company established an estimated net deferred tax liability of $8,675 primarily related to intangible assets acquired in the UE acquisition. The Company recorded income tax expense in the amount of $137 and $0 for the years ended December 31, 2019 and December 31, 2018, respectively. The income tax expense for the year ended December 31, 2019 primarily related to UE’s activity post-acquisition.
As a result of the Business Combination, the Company consists of DMS Inc. and its wholly-owned subsidiary, Blocker, which owns 55.2% of equity interests in DMSH (after the SmarterChaos acquisition). DMSH is treated as a partnership for purposes of U.S. federal and certain state and local income tax. As a U.S. partnership, generally DMSH will not be subject to corporate income taxes (except with respect to UE, as described below). Instead, each of the ultimate partners (including DMS Inc.) are taxed on their proportionate share of DMSH taxable income.

While the Company consolidates DMSH for financial reporting purposes, the Company will only be taxed on its allocable share of earnings (i.e. those earnings not attributed to the non-controlling interests, which continue to be taxed on their own allocable share of earnings of DMSH). The Company’s income tax expense is attributable to the allocable share of earnings from DMSH, a portion of activities of DMSH that are subject to Canadian income tax, and the activities of UE, a wholly-owned U.S. corporate subsidiary of DMSH, which is subject to U.S. federal and state and local income taxes. The income tax burden on the earnings allocated to the non-controlling interests is not reported by the Company in its consolidated financial statements under GAAP. As a result of the foregoing reasons, the Company’s effective tax rate is expected to differ materially from the statutory rate.

Due to the restatement, the Private Placement Warrants are now classified as a liability at fair value on the Company’s consolidated balance sheet at December 31, 2020, and the change in the fair value of such liability in each period is recognized as a gain or loss in the Company’s consolidated statements of earnings (loss). The Private Placement Warrants are deemed equity instruments for income tax purposes, and accordingly, there is no change to income tax expense relating to changes in the fair value of such warrants.

Deferred tax assets and liabilities are composed of the following (in thousands):

	Years Ended December 31,
	2020	2019
	(In thousands)
Deferred income tax assets:
Investment in DMS Holdings LLC	$30,017	$—
Reserve accruals	140	57
Charitable contributions	9	—
Interest carryforward	1,158	—
Tax credit carryforwards	63	—
Property and equipment	—	522
Net operating loss	150	—
Total gross deferred income tax assets	31,537	579
Less: Valuation allowance	(11,626)	—
Total deferred income tax assets	19,911	$579
Deferred income tax liabilities:
Intangibles	(6,971)	(9,254)
Property and equipment	(193)	—
Undistributed earnings	(823)	—
Total deferred income tax liabilities	(7,987)	(9,254)
Net deferred income tax asset (liability)	$11,924	$(8,675)
At December 31, 2020, the Company has federal or state net operating loss carryforwards attributable to DMS, Inc. in the amount of $579 thousand. At December 31, 2020, the Company has an expected foreign tax credit carryforward of $63 thousand which would expire at December 31, 2030, unless utilized.

We record a deferred tax asset if we believe that it is more likely than not that we will realize a future tax benefit. Ultimate realization of any deferred tax asset is dependent on our ability to generate sufficient future taxable income in the appropriate tax jurisdiction before the expiration of carryforward periods, if any. Our assessment of deferred tax asset realizability considers many different factors including historical and projected operating results, the reversal of existing deferred tax liabilities that provide a source of future taxable income, the impact of current tax planning strategies and the availability of future tax planning strategies. We establish a valuation allowance against any deferred tax asset for which we are unable to conclude that realizability is more likely than not. This is inherently judgmental, since we are required to assess many different factors and evaluate as much objective evidence as we can in reaching an overall conclusion. The particularly sensitive component of our evaluation is our projection of future operating results since this relies heavily on our estimates of future revenue and expense levels by tax jurisdiction.
Tax Receivable Agreement
In conjunction with the Business Combination, DMS Inc. and Blocker also entered into the Tax Receivable Agreement with the Sellers. Pursuant to the Tax Receivable Agreement, DMS Inc. is required to pay the Sellers (i) 85% of the amount of savings, if any, in U.S. federal, state and local income tax that DMS Inc. and Blocker actually realize as a result of (A) certain existing tax attributes of Blocker acquired in the Business Combination, and (B) increases in Blocker’s allocable share of the tax basis of the assets of DMS and certain other tax benefits related to the payment of the cash consideration pursuant to the Business Combination Agreement and any redemptions or exchanges of DMS Units for cash or Class A Common Stock after the Business Combination and (ii) 100% of certain refunds of pre-Closing taxes of DMSH and Blocker received during a taxable year beginning within two (2) years after the Closing. All such payments to the Sellers are the obligation of DMS Inc., and not that of DMSH. As a result of the Business Combination, the Company recorded a deferred tax asset and income tax receivable of $20.1 million and $199 thousand, respectively, with the offset as a long-term Tax Receivable Agreement liability of $16.3 million and Additional Paid-in Capital of $4.0 million in the consolidated balance sheet.
As of December 31, 2020, the total amount of liability under the Tax Receivable Agreement was $16.3 million, of which $510 thousand was current and included in Accrued expenses and other current liabilities on the consolidated balance sheet.
CARES Act
On March 27, 2020, the “Coronavirus Aid, Relief and Economic Security (CARES) Act” was signed into law. The CARES Act includes income tax provisions relating to net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company benefited from the deferral of payroll taxes and is still evaluating all the impacts of the CARES Act on our business.